SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
a.	Segment information:

		Generics			Specialty
		Year ended December 31,			Year ended December 31,
		2016	2015	2014	2016	2015	2014
		(U.S.$ in millions)

	Revenues	$11,990	$10,540	$10,810	$8,674	$8,338	$8,560
	Gross profit	5,696	4,903	4,601	7,558	7,200	7,457
	R&D expenses	659	519	521	998	918	872
	S&M expenses	1,727	1,459	1,734	1,899	1,921	1,990
	Segment profit	$3,310	$2,925	$2,346	$4,661	$4,361	$4,595

	Year ended December 31,
	2016	2015	2014

	U.S.$ in millions

Generic medicines profit	$3,310	$2,925	$2,346
Specialty medicines profit	4,661	4,361	4,595
Total segment profit	7,971	7,286	6,941
Profit of other activities	68	75	46
	8,039	7,361	6,987
Amounts not allocated to segments:
Amortization	993	838	1,036
General and administrative expenses	1,236	1,239	1,217
Impairments, restructuring and others	699	1,131	650
Goodwill impairment	900	-	-
Inventory step-up	383	-	-
Purchase of research and development in process	423	21	-
Costs related to regulatory actions taken in facilities	153	36	75
Legal settlements and loss contingencies	899	631	(111)
Other unallocated amounts (1)	199	113	169

Consolidated operating income	2,154	3,352	3,951
Financial expenses - net	1,330	1,000	313
Consolidated income before income taxes	$824	$2,352	$3,638

(1) Included for 2016, $133 million in inventory-related expenses in connection with the devaluation in Venezuela.

b.	Segment revenues by geographic area:
		Year ended December 31,

		2016	2015	2014

		(U.S.$ in millions)
	Generic Medicines
	United States	$4,556	$4,795	$4,516
	Europe*	3,563	3,146	3,638
	Rest of the World	3,871	2,599	2,656
	Total Generic Medicines	11,990	10,540	10,810
	Specialty Medicines
	United States	6,724	6,442	6,110
	Europe*	1,598	1,518	1,898
	Rest of the World	352	378	552
	Total Specialty Medicines	8,674	8,338	8,560
	Other Revenues
	United States	369	12	8
	Europe*	248	226	287
	Rest of the World	622	536	607
	Total Other Revenues	1,239	774	902
	Total Revenues	$21,903	$19,652	$20,272

	*	We define our European region as the European Union and certain other European countries.

Schedule of net sales by product line
c.	Net revenues from specialty medicines were as follows:

		Year ended December 31,
		2016	2015	2014

		(U.S. $ in millions)

	CNS	$5,283	$5,213	$5,575
	Copaxone®	4,223	4,023	4,237
	Azilect®	410	384	428
	Nuvigil®	200	373	388
	Respiratory	1,274	1,129	957
	ProAir®	565	549	478
	Qvar®	462	392	286
	Oncology	1,139	1,201	1,180
	Treanda®	661	741	767
	Women's health	458	461	504
	Other Specialty*	520	334	344
	Total Specialty Medicines	$8,674	$8,338	$8,560

* Includes the $150 million royalty payment from the Ninlaro® transaction in 2016.

Schedule of PPE by geographical area
e.	Property, plant and equipment—by geographical location were as follows:

	December 31,
	2016	2015

	(U.S. $ in millions)
Israel	$2,323	$2,159
United States	1,135	629
Croatia	542	539
Japan	427	415
Hungary	422	506
Ireland	343	313
Other	2,881	1,983
Total property, plant and equipment	$8,073	$6,544